Reinsurance - Ceded to Prudential (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance
Interest credited to contractholder funds	$ 44	$ 40	$ 44
Prudential
Reinsurance
Premiums and contract charges	64	65	72
Contract benefits	46	(4)	87
Interest credited to contractholder funds	20	19	20
Operating costs and expenses	$ 12	$ 12	$ 14